SCHEDULE OF INVESTMENTS (Details) - CAD ($)	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
INVESTMENTS	$ 668,620	$ 71,429
DoD Solutions [member]
IfrsStatementLineItems [Line Items]
INVESTMENTS	640,049
Windfall Geotek [member]
IfrsStatementLineItems [Line Items]
INVESTMENTS	$ 28,571	$ 71,429